Employee compensation and benefits - Employee compensation and benefits (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Employee Compensation And Benefits [Abstract]
Wages and salaries	£ 1,423	£ 1,609	£ 1,917
Social security costs	282	341	367
Post-employment benefits	57	73	56
Employee compensation and benefits	1,762	2,023	2,340
Employer contributions	£ 42	£ 37	£ 36